The New Economy Fund®
Investment portfolio
February 29, 2020
unaudited
Common stocks 93.83% Information technology 29.73%	Shares	Value (000)
Microsoft Corp.	4,343,851	$703,747
Broadcom Inc.	1,721,870	469,416
Ceridian HCM Holding Inc.[1]	5,538,539	391,741
Mastercard Inc., Class A	1,230,400	357,124
Adobe Inc.[1]	703,906	242,932
Autodesk, Inc.[1]	1,250,483	238,692
Accenture PLC, Class A	1,267,749	228,943
Samsung Electronics Co., Ltd.[2]	4,968,850	224,791
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,734,959	201,090
PayPal Holdings, Inc.[1]	1,800,576	194,444
ServiceNow, Inc.[1]	518,194	168,978
Cree, Inc.[1]	3,372,854	150,868
RingCentral, Inc., Class A1	639,528	150,769
ASML Holding NV2	505,926	140,123
Texas Instruments Inc.	1,099,546	125,502
Advanced Micro Devices, Inc.[1]	2,732,000	124,251
Fiserv, Inc.[1]	1,044,670	114,245
Arista Networks, Inc.[1]	570,100	110,098
STMicroelectronics NV2	3,918,000	107,246
Square, Inc., Class A1	1,121,707	93,472
Dell Technologies Inc., Class C1	2,261,049	91,482
StoneCo Ltd., Class A1,3	2,231,578	89,018
Applied Materials, Inc.	1,472,174	85,563
SK hynix, Inc.[2]	1,182,965	85,386
PagSeguro Digital Ltd., Class A1	2,664,600	83,588
HubSpot, Inc.[1]	461,187	82,760
MongoDB, Inc., Class A1	535,476	81,660
DocuSign, Inc.[1]	899,498	77,636
NortonLifeLock Inc.	3,782,500	71,981
Fidelity National Information Services, Inc.	508,537	71,053
Visa Inc., Class A	385,141	70,003
Sabre Corp.	4,523,900	61,593
Intel Corp.	1,099,546	61,047
Alteryx, Inc., Class A1	379,505	52,986
International Business Machines Corp.	389,839	50,737
Bottomline Technologies, Inc.[1]	1,095,547	48,511
Micron Technology, Inc.[1]	889,952	46,776
Inphi Corp.[1]	610,748	45,598
Atlassian Corp. PLC, Class A1	312,471	45,296
Qorvo, Inc.[1]	445,739	44,832
Smartsheet Inc., Class A1	901,700	41,749
FleetCor Technologies, Inc.[1]	148,071	39,356
salesforce.com, inc.[1]	228,890	39,003
Hexagon AB, Class B2	684,300	36,829
Jack Henry & Associates, Inc.	232,895	35,339
Amadeus IT Group SA, Class A, non-registered shares[2]	470,806	33,358
Apple Inc.	116,947	31,969
The New Economy Fund — Page 1 of 8

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Yext, Inc.[1]	1,999,174	$30,307
VMware, Inc., Class A1	215,940	26,025
Guidewire Software, Inc.[1]	233,895	25,637
Amphenol Corp., Class A	216,910	19,886
Keyence Corp.[2]	59,000	19,035
PTC, Inc.[1]	236,502	17,868
Workday, Inc., Class A1	77,968	13,508
Infineon Technologies AG2	627,727	13,114
Elastic NV, non-registered shares[1]	75,034	5,542
		6,314,503
Health care 17.88%
UnitedHealth Group Inc.	1,561,263	398,060
Daiichi Sankyo Co., Ltd.[2]	4,468,400	272,006
Abbott Laboratories	2,947,782	227,068
Thermo Fisher Scientific Inc.	772,567	224,662
Humana Inc.	649,877	207,753
Cigna Corp.	1,105,866	202,307
Molina Healthcare, Inc.[1]	1,619,031	198,412
Novartis AG2	2,326,539	195,311
GW Pharmaceuticals PLC (ADR)[1,3,4]	1,584,454	162,105
Bluebird Bio, Inc.[1]	1,838,832	133,003
Boston Scientific Corp.[1]	3,323,775	124,276
Insulet Corp.[1]	651,500	123,765
PerkinElmer, Inc.	1,345,600	116,314
Centene Corp.[1]	1,726,270	91,527
WuXi AppTec Co., Ltd. Class H2	5,951,900	88,616
Vertex Pharmaceuticals Inc.[1]	375,882	84,209
Ultragenyx Pharmaceutical Inc.[1]	1,484,293	83,239
Zoetis Inc., Class A	593,853	79,119
Sarepta Therapeutics, Inc.[1]	671,100	76,821
Regeneron Pharmaceuticals, Inc.[1]	172,629	76,746
Alcon Inc.[1,2]	957,904	58,789
Allakos Inc.[1,3]	872,896	54,408
Guardant Health, Inc.[1]	620,744	53,980
Biohaven Pharmaceutical Holding Co. Ltd.[1]	1,182,000	52,197
Stryker Corp.	260,888	49,723
Chugai Pharmaceutical Co., Ltd.[2]	441,000	47,706
BioMarin Pharmaceutical Inc.[1]	502,726	45,431
Align Technology, Inc.[1]	199,503	43,561
Agilon Health TopCo, Inc.[1,2,5,6]	79,816	35,874
Seattle Genetics, Inc.[1]	291,000	33,133
DexCom, Inc.[1]	85,721	23,659
Intuitive Surgical, Inc.[1]	43,000	22,960
Eli Lilly and Co.	179,926	22,694
PPD, Inc.[1]	685,034	19,099
PRA Health Sciences, Inc.[1]	184,500	17,380
Illumina, Inc.[1]	54,522	14,485
Allogene Therapeutics, Inc.[1,3]	482,139	13,018
Gilead Sciences, Inc.	186,923	12,965
Integra LifeSciences Holdings Corp.[1]	226,906	11,822
		3,798,203
The New Economy Fund — Page 2 of 8

unaudited
Common stocks (continued) Communication services 13.62%	Shares	Value (000)
Netflix, Inc.[1]	2,659,582	$981,466
Facebook, Inc., Class A1	3,004,453	578,267
Alphabet Inc., Class C1	183,296	245,494
Alphabet Inc., Class A1	147,166	197,092
Tencent Holdings Ltd.[2]	6,507,500	320,985
Comcast Corp., Class A	3,398,596	137,405
T-Mobile US, Inc.[1]	1,352,641	121,954
Activision Blizzard, Inc.	1,340,168	77,904
Charter Communications, Inc., Class A1	141,642	69,854
ITV PLC[2]	23,222,294	35,077
New York Times Co., Class A	899,000	33,677
Nintendo Co., Ltd.[2]	89,000	30,368
Elang Mahkota Teknologi Tbk PT2	82,047,700	28,736
Electronic Arts Inc.[1]	191,421	19,404
Fox Corp., Class A	499,793	15,364
Walt Disney Co.	8,759	1,030
		2,894,077
Consumer discretionary 10.25%
Amazon.com, Inc.[1]	260,271	490,285
Alibaba Group Holding Ltd. (ADR)[1]	870,940	181,155
Alibaba Group Holding Ltd.[1,2]	5,349,792	139,207
Sony Corp.[2]	2,874,000	177,852
Marriott International, Inc., Class A	1,126,507	139,687
Galaxy Entertainment Group Ltd.[2]	19,221,000	128,360
MercadoLibre, Inc.[1]	173,194	106,693
Floor & Decor Holdings, Inc., Class A1	1,809,282	92,364
Luckin Coffee Inc., Class A (ADR)[1,3]	1,917,010	75,837
Home Depot, Inc.	331,699	72,257
Meituan Dianping, Class B1,2	5,223,600	66,874
NIKE, Inc., Class B	740,721	66,206
Kering SA2	79,967	45,914
Booking Holdings Inc.[1]	26,279	44,560
Five Below, Inc.[1]	438,411	42,504
Dollar General Corp.	248,400	37,335
William Hill PLC[2]	18,059,000	34,757
Burlington Stores, Inc.[1]	155,000	33,520
B2W - Cia. Digital, ordinary nominative[1]	2,022,071	28,103
Hilton Worldwide Holdings Inc.	259,893	25,262
MGM Resorts International	1,006,493	24,719
TJX Co., Inc.	409,300	24,476
Domino’s Pizza, Inc.	70,968	24,091
Norwegian Cruise Line Holdings Ltd.[1]	513,788	19,144
Melco Resorts & Entertainment Ltd. (ADR)	953,510	16,534
Wynn Resorts, Ltd.	149,938	16,190
Melco International Development Ltd.[2]	6,687,000	13,828
Carvana Co., Class A1	109,000	9,037
		2,176,751
Financials 9.80%
Kotak Mahindra Bank Ltd.[2]	14,058,382	318,742
AIA Group Ltd.[2]	21,298,000	205,984
CME Group Inc., Class A	943,000	187,487
Berkshire Hathaway Inc., Class B1	803,246	165,742
HDFC Bank Ltd.[2]	9,092,000	149,534
The New Economy Fund — Page 3 of 8

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Arch Capital Group Ltd.[1]	3,634,008	$146,923
JPMorgan Chase & Co.	1,021,578	118,615
EXOR NV2	1,150,000	82,176
Essent Group Ltd.	1,880,623	82,070
UniCredit SpA[2]	5,668,363	72,956
Intercontinental Exchange, Inc.	617,719	55,113
IndusInd Bank Ltd.[2]	3,481,464	53,747
London Stock Exchange Group PLC[2]	536,521	52,480
Ping An Insurance (Group) Co. of China, Ltd., Class H2	4,481,000	50,160
Banco Santander, SA2	12,959,233	48,124
Webster Financial Corp.	1,144,527	43,458
East West Bancorp, Inc.	1,069,558	41,435
American International Group, Inc.	899,628	37,928
Tradeweb Markets Inc., Class A	727,999	35,104
PICC Property and Casualty Co. Ltd., Class H2	31,100,000	32,481
Discover Financial Services	477,803	31,334
Nasdaq, Inc.	248,897	25,524
Bajaj Finance Ltd.[2]	317,667	19,665
Marsh & McLennan Companies, Inc.	134,000	14,011
RenaissanceRe Holdings Ltd.	65,000	11,076
		2,081,869
Industrials 7.34%
Airbus SE, non-registered shares[2]	1,934,419	236,433
CSX Corp.	3,239,432	228,218
Boeing Co.	822,537	226,288
Union Pacific Corp.	934,543	149,349
Equifax Inc.	487,299	69,216
TransDigm Group Inc.	118,255	65,964
Recruit Holdings Co., Ltd.[2]	1,898,200	65,913
L3Harris Technologies, Inc.	299,876	59,294
Meggitt PLC[2]	7,653,838	53,659
Northrop Grumman Corp.	148,931	48,974
Old Dominion Freight Line, Inc.	243,899	47,268
Adani Ports & Special Economic Zone Ltd.[2]	9,636,000	45,853
JG Summit Holdings, Inc.[2]	29,800,450	39,644
CCR SA, ordinary nominative	10,036,800	36,651
TransUnion	399,835	35,553
Singapore Technologies Engineering Ltd.[2]	11,730,500	35,465
AKR Corporindo Tbk PT2	158,747,780	29,147
Norfolk Southern Corp.	139,942	25,518
Honeywell International Inc.	135,461	21,968
Rentokil Initial PLC[2]	2,880,076	18,017
Nidec Corp.[2]	134,900	15,884
Woodward, Inc	39,299	4,056
		1,558,332
Utilities 1.43%
ENN Energy Holdings Ltd.[2]	18,414,400	206,354
Ørsted AS2	549,730	56,570
Naturgy Energy Group, SA2	959,604	22,456
NextEra Energy, Inc.	72,600	18,350
		303,730
The New Economy Fund — Page 4 of 8

unaudited
Common stocks (continued) Real estate 1.31%	Shares	Value (000)
Equinix, Inc. REIT	134,242	$76,894
American Tower Corp. REIT	262,099	59,444
Embassy Office Parks REIT[2]	8,228,000	51,237
Two Harbors Investment Corp. REIT	3,498,555	47,405
ESR Cayman Ltd.[1,2]	18,227,600	44,218
		279,198
Materials 1.18%
Sherwin-Williams Co.	325,367	168,133
Allegheny Technologies Inc.[1]	2,786,000	47,613
Valvoline Inc.	1,822,445	35,538
		251,284
Consumer staples 0.87%
Costco Wholesale Corp.	527,384	148,269
Herbalife Nutrition Ltd.[1]	708,707	22,934
Estée Lauder Co. Inc., Class A	70,000	12,852
		184,055
Energy 0.42%
Neste Oyj[2]	1,183,000	46,721
Schlumberger Ltd.	799,670	21,663
Cactus, Inc., Class A	320,311	8,748
Baker Hughes Co., Class A	380,962	6,129
ONEOK, Inc.	90,000	6,005
		89,266
Total common stocks (cost: $14,214,165,000)		19,931,268
Preferred securities 0.18% Financials 0.18%
Itaú Unibanco Holding SA, preferred nominative (ADR)	5,432,106	38,405
Total preferred securities (cost: $45,618,000)		38,405
Short-term securities 6.46% Money market investments 6.46%
Capital Group Central Cash Fund 1.63%[7]	13,422,372	1,342,237
Fidelity Institutional Money Market Funds - Government Portfolio 1.56%[7,8]	466,028	466
Goldman Sachs Financial Square Government Fund 1.59%[7,8]	758,156	758
Invesco Short-term Investments Trust - Government & Agency Portfolio 1.58%[7,8]	24,116,944	24,117
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 1.56%[7,8]	4,459,546	4,460
		1,372,038
Total short-term securities (cost: $1,368,594,000)		1,372,038
Total investment securities 100.47% (cost: $15,628,377,000)		21,341,711
Other assets less liabilities (0.47)%		(100,333)
Net assets 100.00%		$21,241,378
The New Economy Fund — Page 5 of 8

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended February 29, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 2/29/2020 (000)
Common stocks 0.76%
Health care 0.76%
GW Pharmaceuticals PLC (ADR)[1,3]	1,138,210	446,244	—	1,584,454	$—	$(3,123)	$—	$162,105
Mesoblast Ltd.[1,9]	26,781,795	—	26,781,795	—	(89,528)	87,965	—	—
Mesoblast Ltd. (ADR)[1,9]	149,377	—	149,377	—	(267)	260	—	—
Total 0.76%					$(89,795)	$85,102	$—	$162,105
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,433,762,000, which represented 20.87% of the net assets of the fund. This amount includes $4,397,888,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	All or a portion of this security was on loan. The total value of all such securities was $32,991,000, which represented .16% of the net assets of the fund.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[7]	Rate represents the seven-day yield at 2/29/2020.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Unaffiliated issuer at 2/29/2020.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Agilon Health TopCo, Inc.	1/4/2019	$30,183	$35,874.17%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The New Economy Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
The New Economy Fund — Page 7 of 8

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 29, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,654,621	$659,882	$—	$6,314,503
Health care	3,099,901	662,428	35,874	3,798,203
Communication services	2,478,911	415,166	—	2,894,077
Consumer discretionary	1,569,959	606,792	—	2,176,751
Financials	995,820	1,086,049	—	2,081,869
Industrials	1,018,317	540,015	—	1,558,332
Utilities	18,350	285,380	—	303,730
Real estate	183,743	95,455	—	279,198
Materials	251,284	—	—	251,284
Consumer staples	184,055	—	—	184,055
Energy	42,545	46,721	—	89,266
Preferred securities	38,405	—	—	38,405
Short-term securities	1,372,038	—	—	1,372,038
Total	$16,907,949	$4,397,888	$35,874	$21,341,711
Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-014-0420O-S73151	The New Economy Fund — Page 8 of 8